Summary of Vessels Impaired and Amount of Impairment Incurred (Detail) $ in Thousands	1 Months Ended	3 Months Ended									4 Months Ended	5 Months Ended	6 Months Ended				12 Months Ended
	Jul. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) Vessel		Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) Vessel		Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jul. 31, 2017 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel	Jun. 30, 2018 USD ($) Vessel		Jun. 30, 2017 USD ($) Vessel		Mar. 31, 2017 USD ($) Vessel Vehicle
Schedule of Vessels Impaired and Amount of Impairment Incurred [Line Items]
Number of vessels impaired in the period | Vessel		2	[1]									5	15	[1]
Amount of impairment incurred		$ 1,215	[2]	$ 16,777								$ 16,777 [3]	$ 7,401	[2]
Combined fair value of assets incurring impairment after having recorded impairment charges												$ 8,763
Predecessor
Schedule of Vessels Impaired and Amount of Impairment Incurred [Line Items]
Number of vessels impaired in the period | Vessel					77	[1]					79				89	[1]	132
Number of ROVs impaired during the period | Vehicle																	8
Amount of impairment incurred	$ 21,325				$ 163,423	[2]	$ 64,857	$ 253,422	$ 129,562	$ 36,886	$ 184,748 [3]				$ 228,280	[2]	$ 484,727 [3]
Combined fair value of assets incurring impairment after having recorded impairment charges											$ 571,821						$ 933,068

[1]	For the quarter and six months periods ended June 30, 2018, there were 2 and 15 stacked vessels impaired, respectively. For the quarter ended June 30, 2017, there were 72 stacked vessels and 5 active vessels impaired, respectively and for the six month period ended June 30, 2017 there were 83 stacked vessels and 6 active vessels impaired, respectively.
[2]	Refer to Note (14) for additional information regarding asset impairment.
[3]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.